Quarterly Holdings Report
for
Fidelity® MSCI Consumer Staples Index ETF
April 30, 2024
T02-NPRT3-0624
1.9584804.110

Schedule of Investments April 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
		Shares	Value
BEVERAGES – 21.5%
Brewers – 0.6%
Boston Beer Co., Inc. Class A (a)		6,278	$1,747,858
Molson Coors Beverage Co. Class B		87,201	4,993,129
			6,740,987
Distillers & Vintners – 2.3%
Brown-Forman Corp. Class B		133,949	6,409,460
Constellation Brands, Inc. Class A		68,389	17,333,876
Duckhorn Portfolio, Inc. (a)		73,272	620,614
MGP Ingredients, Inc.		13,357	1,047,723
			25,411,673
Soft Drinks & Non-alcoholic Beverages – 18.6%
Celsius Holdings, Inc. (a)		67,915	4,840,302
Coca-Cola Co.		1,335,867	82,516,505
Coca-Cola Consolidated, Inc.		3,179	2,625,854
Keurig Dr Pepper, Inc.		435,685	14,682,584
Monster Beverage Corp. (a)		320,610	17,136,604
National Beverage Corp. (a)		24,520	1,091,140
PepsiCo, Inc.		441,760	77,710,002
Vita Coco Co., Inc. (a)		37,034	897,704
			201,500,695
TOTAL BEVERAGES	233,653,355
CONSUMER STAPLES DISTRIBUTION & RETAIL – 29.5%
Consumer Staples Merchandise Retail – 23.2%
BJ's Wholesale Club Holdings, Inc. (a)		63,825	4,766,451
Costco Wholesale Corp.		150,618	108,881,752
Dollar General Corp.		87,835	12,225,754
Dollar Tree, Inc. (a)		82,979	9,812,267
PriceSmart, Inc.		21,472	1,730,428
Target Corp.		180,685	29,086,671
Walmart, Inc.		1,453,452	86,262,376
			252,765,699
Drug Retail – 0.5%
Walgreens Boots Alliance, Inc.		312,788	5,545,731
Food Distributors – 2.8%
Andersons, Inc.		32,777	1,800,768
Chefs' Warehouse, Inc. (a)		37,889	1,253,368
Performance Food Group Co. (a)		75,248	5,107,834
SpartanNash Co.		41,142	785,401
Sysco Corp.		209,614	15,578,513
U.S. Foods Holding Corp. (a)		101,303	5,090,476
United Natural Foods, Inc. (a)		53,202	475,094
			30,091,454
Food Retail – 3.0%
Albertsons Cos., Inc. Class A		155,778	3,177,871
Casey's General Stores, Inc.		18,109	5,787,274
Grocery Outlet Holding Corp. (a)		62,524	1,623,748
Ingles Markets, Inc. Class A		15,300	1,097,775
Kroger Co.		282,904	15,667,224
Sprouts Farmers Market, Inc. (a)		62,489	4,126,149

		Shares	Value

Weis Markets, Inc.		17,870	$ 1,128,133
			32,608,174
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL	321,011,058
FOOD PRODUCTS – 17.5%
Agricultural Products & Services – 2.6%
Archer-Daniels-Midland Co.		224,793	13,186,358
Bunge Global SA		67,586	6,877,551
Darling Ingredients, Inc. (a)		75,016	3,178,428
Fresh Del Monte Produce, Inc.		45,255	1,157,170
Ingredion, Inc.		32,969	3,777,918
			28,177,425
Packaged Foods & Meats – 14.9%
B&G Foods, Inc.		86,511	960,272
Beyond Meat, Inc. (a)		95,140	645,049
Calavo Growers, Inc.		25,888	697,682
Cal-Maine Foods, Inc.		32,189	1,781,017
Campbell Soup Co.		91,420	4,178,808
Conagra Brands, Inc.		209,107	6,436,313
Flowers Foods, Inc.		109,833	2,739,235
Freshpet, Inc. (a)		31,255	3,315,218
General Mills, Inc.		238,984	16,838,813
Hain Celestial Group, Inc. (a)		85,723	526,339
Hershey Co.		60,618	11,755,043
Hormel Foods Corp.		137,969	4,906,178
J & J Snack Foods Corp.		11,163	1,532,568
J M Smucker Co.		49,550	5,690,818
John B Sanfilippo & Son, Inc.		10,670	1,063,799
Kellanova		118,364	6,848,541
Kraft Heinz Co.		344,109	13,286,049
Lamb Weston Holdings, Inc.		64,069	5,339,510
Lancaster Colony Corp.		11,451	2,184,965
McCormick & Co., Inc.		107,209	8,154,317
Mission Produce, Inc. (a)		65,002	737,773
Mondelez International, Inc. Class A		543,732	39,116,080
Pilgrim's Pride Corp. (a)		49,214	1,772,688
Post Holdings, Inc. (a)		30,115	3,196,707
Seaboard Corp.		325	1,075,786
Seneca Foods Corp. Class A (a)		7,580	440,322
Simply Good Foods Co. (a)		58,439	2,130,102
Tootsie Roll Industries, Inc.		25,305	751,812
TreeHouse Foods, Inc. (a)		35,684	1,339,934
Tyson Foods, Inc. Class A		127,897	7,756,953
Utz Brands, Inc.		75,526	1,361,734
Vital Farms, Inc. (a)		41,561	1,112,172
Westrock Coffee Co. (a)		47,424	480,879
WK Kellogg Co.		59,195	1,381,611
			161,535,087
TOTAL FOOD PRODUCTS	189,712,512

Quarterly Report	2

Common Stocks – continued
		Shares	Value
HOUSEHOLD PRODUCTS – 19.3%
Household Products – 19.3%
Central Garden & Pet Co. (a)		14,472	$ 592,628
Central Garden & Pet Co. Class A (a)		51,619	1,828,861
Church & Dwight Co., Inc.		103,973	11,217,647
Clorox Co.		53,177	7,863,283
Colgate-Palmolive Co.		319,352	29,354,836
Energizer Holdings, Inc.		49,875	1,432,410
Kimberly-Clark Corp.		137,578	18,783,524
Procter & Gamble Co.		814,219	132,880,541
Reynolds Consumer Products, Inc.		53,086	1,519,852
Spectrum Brands Holdings, Inc.		27,207	2,227,437
WD-40 Co.		9,512	2,150,949
TOTAL HOUSEHOLD PRODUCTS	209,851,968
PERSONAL CARE PRODUCTS – 4.1%
Personal Care Products – 4.1%
BellRing Brands, Inc. (a)		74,968	4,135,985
Coty, Inc. Class A (a)		222,145	2,541,339
Edgewell Personal Care Co.		37,691	1,417,935
elf Beauty, Inc. (a)		28,800	4,680,864
Estee Lauder Cos., Inc. Class A		94,671	13,889,182
Herbalife Ltd. (a)		99,653	861,998
Inter Parfums, Inc.		13,552	1,577,182
Kenvue, Inc.		688,195	12,951,830
Medifast, Inc.		14,126	388,889
Nu Skin Enterprises, Inc. Class A		55,279	650,081
Olaplex Holdings, Inc. (a)		201,536	280,135
USANA Health Sciences, Inc. (a)		17,013	706,380
TOTAL PERSONAL CARE PRODUCTS	44,081,800

		Shares	Value
TOBACCO – 7.8%
Tobacco – 7.8%
Altria Group, Inc.		716,551	$ 31,392,099
Philip Morris International, Inc.		527,207	50,053,033
Turning Point Brands, Inc.		27,090	781,276
Universal Corp.		24,763	1,273,561
Vector Group Ltd.		123,021	1,273,267
TOTAL TOBACCO	84,773,236
TOTAL COMMON STOCKS (Cost $982,675,849)			1,083,083,929
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund 5.24% (b) (Cost $1,640,000)		1,640,000	1,640,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $984,315,849)	1,084,723,929
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	1,604,414
NET ASSETS – 100.0%	$1,086,328,343

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $89,750 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Staples Select Sector Index Contracts (United States)	37	June 2024	2,831,980	$ 8,041	$ 8,041
CME E-mini Russell 2000 Index Contracts (United States)	1	June 2024	99,280	1,376	1,376
Total Equity Index Contracts					$ 9,417
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
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Schedule of Investments (Unaudited)–continued
vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
5	Quarterly Report